CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2019	May 10, 2019
Price per share	$ 10.00	$ 12.00
Number of warrants issued	6,333,334
Price per warrant	$ 1.50
Ordinary Shares | Class A ordinary shares
Price per share	10.00
Ordinary Shares | Class B ordinary shares
Price per share	$ 0.002